Retained Earnings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Retained earnings [abstract]
Description of statutory surplus reserve	each of the Company’s subsidiaries, the Consolidated Affiliated Entities and Subsidiaries of Consolidated Affiliated Entities incorporated in the PRC is required to annually appropriate 10% of its after-tax income to its statutory surplus reserve prior to payment of any dividends, unless such reserve funds have reached 50% of such entity’s registered capital.